Results related to financial liabilities measured at fair value through profit or loss	12 Months Ended
Dec. 31, 2024
Results related to financial liabilities measured at fair value through profit or loss
Results related to financial liabilities measured at fair value through profit or loss

22. Results related to financial liabilities measured at fair value through profit or loss

	2024	2023	2022

	(€ in thousands)
Warrants to Rett Syndrome Research Trust	132	—	—
Warrants from convertible loans	213	953	2,713
	345	953	2,713

Results related to financial liabilities measured at FVTPL represent changes in the fair value of derivative financial instruments since their initial recognition. These derivative financial instruments consist of conversion options and warrants issued in connection with the Company’s convertible loans, which are described in Note 14, and warrants issued in connection with the Company’s partnership with RSRT, which is described in Note 26.